RELATED PARTY BALANCES AND TRANSACTIONS - Services provided by the related parties (Details) - CNY (¥) ¥ in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions
Services received from related party	¥ 10,923	¥ 157,881	¥ 82,344
Qifutong | Referral service fee
Related Party Transactions
Services received from related party		43,688	43,214
Youdaojingwei | Interests charged for funds provided
Related Party Transactions
Services received from related party		40,497	9,877
Qibutianxia | Corporate expenses
Related Party Transactions
Services received from related party	10,580	32,015	17,512
Qihu | Referral service fee
Related Party Transactions
Services received from related party	¥ 343	13,158	10,814
Others
Related Party Transactions
Services received from related party		¥ 28,523	¥ 927